Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value
As of December 31, 2024, the carrying amounts of our significant financial assets and liabilities measured at fair value on a recurring basis are as follows:

		December 31, 2024
($ in millions)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current assets	—	6	—	6
Equity investments	Other non-current assets	5	—	—	5
Liabilities:
Derivative liabilities	Other current liabilities	—	48	—	48

Schedule of Fair Value, by Balance Sheet Grouping
The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Equity investments	11	—	—	11	11
Liabilities:
Debt (1)	5,361	—	5,346	—	5,346

	December 31, 2023
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Equity investments	11	—	—	11	11
Liabilities:
Debt (1)	5,655	—	5,620	—	5,620
(1) Excludes short-term borrowings. The fair value is determined based on quoted market prices for identical or similar instruments.